CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gelesis
Payments of issuance costs for issuance of promissory notes	$ 207,000	$ 751,000
Payments of issuance costs for issuance of redeemable convertible preferred stock	$ 0	$ 329,000